WARRANT LIABILITIES	12 Months Ended
Dec. 31, 2022
Other Liabilities Disclosure [Abstract]
WARRANT LIABILITIES	WARRANT LIABILITIES
Warrant liabilities

Pursuant to the Merger Agreement with 10X Capital, the Company assumed warrants previously issued by 10X Capital consisting of 5,500,000 Private Placement Warrants and 10,062,500 Public Warrants, which were converted into warrants to purchase 15,562,500 Class A ordinary shares. The warrants to purchase 15,562,500 Class A Ordinary Shares gave the holder the right to purchase such shares at a fixed amount for a period of five years subject to the terms and conditions of the warrant agreement.

During September 2022, 50 Public Warrants were exercised at an exercise price of $11.50 per shares, for an aggregate of 50 shares of the Company's Class A ordinary shares. Total cash proceeds generated from Public Warrant exercises in September 2022 were insignificant.

On September 22, 2022, the Company completed a registered exchange offer of the Company's 15,562,500 outstanding warrants (“Warrant Exchange”). In connection therewith, the Company exchanged 13,033,350 warrants tendered for shares of the Company’s Class A ordinary shares at an exchange ratio of 0.20 shares for each warrant. As a result, at closing of the exchange, the Company was obligated to issue 2,606,691 Class A ordinary shares that were settled on October 4, 2022.

Additionally, the Company entered into Amendment No. 1 (the “Warrant Amendment”) to the Warrant Agreement, dated as of September 23, 2022. The Warrant Amendment provided the Company with the right to mandatorily exchange the Company’s remaining outstanding warrants for Class A ordinary shares, at an exchange ratio of 0.18 shares for each warrant. Simultaneously with the closing of the warrant exchange offer, the Company notified holders of the remaining 2,529,100 warrants that it would exercise its right to exchange the warrants for Class A ordinary shares, resulting in the Company’s obligation to issue 455,759 Class A ordinary shares that were issued on October 11, 2022.

The change in fair value of warrant liabilities was recorded through the date of exchange as change in fair value of warrant liabilities within the consolidated statements of comprehensive loss. Additionally, the fair value of the warrant liability as of the exchange date of $3,104 was reclassified to additional paid-in capital within the consolidated balance sheets as of December 31, 2022.